CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues	¥ 3,958,861	¥ 2,748,576	¥ 1,586,397
Cost of revenues	2,433,656	1,718,006	856,329
Selling expenses	387,127	229,466	213,723
General and administrative expenses	336,915	515,887	498,015
Research and Development Expense	131,008	88,309	172,686
Related Party
Net revenues	1,293,282	1,080,066	306,900
Cost of revenues	8,667	13,420	72,368
Selling expenses	11,409	12,217	1,062
General and administrative expenses	8,218	5,401	1,634
Research and Development Expense	¥ 14,185	¥ 5,336	¥ 0